Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 21 – SEGMENT INFORMATION

The segment reporting structure uses the Company’s management reporting structure as its foundation to reflect how the Company manages the businesses internally.

On December 12, 2025, the Company purchased 100% of RPM. During the year ended December 31, 2025, the management reporting structure was composed of two strategic business units, mainly organized by services, led by the Company’s Chief Executive Officer, who is its CODM. Using the accounting guidance on segment reporting, the Company determined that its two operating segments were aligned with its two reportable segments corresponding to its strategic business units.

During the year ended December 31, 2024, the management reporting structure was composed of one strategic business unit, mainly organized by services, led by the Company’s Chief Executive Officer, who is its CODM. Using the accounting guidance on segment reporting, the Company determined that its one operating segment was aligned with its one reportable segment corresponding to its strategic business unit.

On February 9, 2023, the Company purchased 40% of Lab Services MSO. During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement, whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company. Beginning in February 2025, the Company no longer offers laboratory services. During the year ended December 31, 2025, the Company operated in two reportable business segments: (1) the AI generated polishing segment (which commenced on December 12, 2025), and (2) laboratory testing services segment (which ended on February 26, 2025) since Lab Services MSO’s operating results were regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance. During the year ended December 31, 2024, the Company operated in one reportable business segment: laboratory testing services segment since Lab Services MSO’s operating results were regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance. The Company regularly reviewed the operating results and performance of Lab Services MSO, which was the Company’s equity method investee.

The accounting policies for the segments are the same as those described in Note 3. Our reportable segments are aligned principally around the differences in services. Income from equity method investment – Lab Services MSO is calculated by subtracting amortization of intangible assets acquired from acquisition from the Company’s share of Lab Services MSO’s net income; and AI generated publishing income is calculated by subtracting AI generated publishing cost of revenue and AI generated publishing operating expenses from AI generated publishing revenue. The assets and certain expenses related to corporate activities are not allocated to the segments.

Discontinued operations are not included in the applicable reportable segments.

Information with respect to these reportable business segments for the years ended December 31, 2025 and 2024 was as follows:

	Year Ended December 31, 2025
	Lab	AI
	Services	Generated	Corporate /
	MSO	Polishing	Other	Total
Income from equity method investment - Lab Services MSO	$392,677	$-	$-	$392,677
Other operating expenses	-	(94,553)	(7,889,483)	(7,984,036)
Other (expense) income:
Interest expense	-	-	(1,456,694)	(1,456,694)
Loss on extinguishment of debt	-	-	(9,076,587)	(9,076,587)
Other income	-	100	605,667	605,767
Net income (loss)	$392,677	$(94,453)	$(17,817,097)	$(17,518,873)

	Year Ended December 31, 2024
	Lab
	Services	Corporate /
	MSO	Other	Total
Loss from equity method investment - Lab Services MSO	$(846,588)	$-	$(846,588)
Other operating expenses	-	(3,994,662)	(3,994,662)
Other expense:
Interest expense	-	(1,659,745)	(1,659,745)
Other expense	-	(538,609)	(538,609)
Net loss	$(846,588)	$(6,193,016)	$(7,039,604)

Identifiable long-lived tangible assets at December 31, 2025 and 2024	December 31, 2025	December 31, 2024
Corporate/Other	$727	$1,298

Identifiable long-lived tangible assets at December 31, 2025 and 2024	December 31, 2025	December 31, 2024
China	$727	$1,298